Other income, net - Schedule of Other income, net (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other income, net
Fair value changes on long-term investments	$ 1,032,989,000
Investment income from short-term investments	4,133,000	$ 4,413,000	$ 4,354,000
Gains from reversal of long outstanding payables		3,549,000	6,831,000
Government subsidy income	1,160,000	1,057,000	2,360,000
Gains from the disposal of long-term investments and subsidiaries	1,128,000	862,000
Exchange gains/(losses), net	(1,206,000)	216,000	1,693,000
VAT deduction			840,000
Impairment of long-term investments	(996,000)	(1,407,000)
Others	923,000	493,000	826,000
Total	1,038,131,000	9,183,000	16,904,000
Interest income from time deposits	1,564,000	2,247,000	1,389,000
Investment income from investments in financial instruments	$ 2,569,000	$ 2,166,000	$ 2,965,000